Financial Instruments - Financial instruments, analyzed by classes and categories (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Carrying amount, Financial Assets	€ 203,115
Carrying amount, Financial liabilities	252,997
Financial liabilities measured at amortized cost
Financial instruments
Carrying amount, Financial liabilities	47,984	€ 37,166
Financial liabilities measured at amortized cost | Non-current trade and other payables
Financial instruments
Carrying amount, Financial liabilities	3,362
Fair value, Financial liabilities	3,679	3,239
Financial liabilities measured at amortized cost | Current trade and other payables
Financial instruments
Carrying amount, Financial liabilities	44,601
Financial liabilities measured at amortized cost | Non-current other financial liabilities
Financial instruments
Carrying amount, Financial liabilities	17
Fair value, Financial liabilities	17
Financial liabilities measured at amortized cost | Current other financial liabilities
Financial instruments
Carrying amount, Financial liabilities	4
Financial liabilities at fair value through profit or loss, category
Financial instruments
Carrying amount, Financial liabilities	205,013	26,267
Financial liabilities at fair value through profit or loss, category | Non-current other financial liabilities
Financial instruments
Fair value, Financial liabilities		21
Financial liabilities at fair value through profit or loss, category | Non-current other liabilities | Level 1
Financial instruments
Fair value, Financial liabilities		1,162
Financial liabilities at fair value through profit or loss, category | Non-current other liabilities | Level 2
Financial instruments
Fair value, Financial liabilities		649
Financial liabilities at fair value through profit or loss, category | Non-current other liabilities | Level 3
Financial instruments
Fair value, Financial liabilities		24,456
Financial liabilities at fair value through profit or loss, category | Warrants | Level 1
Financial instruments
Carrying amount, Financial Assets	1,832
Fair value, Financial liabilities	1,832
Financial liabilities at fair value through profit or loss, category | Warrants | Level 2
Financial instruments
Carrying amount, Financial Assets	1,022
Fair value, Financial liabilities	1,022
Financial liabilities at fair value through profit or loss, category | Warrants | Level 3
Financial instruments
Carrying amount, Financial Assets	202,159
Fair value, Financial liabilities	202,159
AC
Financial instruments
Carrying amount, Financial Assets	198,474	205,548
Carrying amount, Financial liabilities		63,433
AC | Current other financial liabilities
Financial instruments
Carrying amount, Financial liabilities		4
AC | Cash and cash equivalents
Financial instruments
Carrying amount, Financial Assets	83,508	179,581
AC | Fixed term deposit
Financial instruments
Carrying amount, Financial Assets	111,498	19,987
AC | Non-current security deposits
Financial instruments
Carrying amount, Financial Assets	3,350	3,386
Fair value, Financial Assets	3,276
AC | Security deposits
Financial instruments
Carrying amount, Financial Assets	118	2,594
AC | Financial liabilities measured at amortized cost | Non-current trade and other payables
Financial instruments
Carrying amount, Financial liabilities		3,483
AC | Financial liabilities measured at amortized cost | Current trade and other payables
Financial instruments
Carrying amount, Financial liabilities		33,658
AC | Financial liabilities at fair value through profit or loss, category | Non-current other financial liabilities
Financial instruments
Carrying amount, Financial liabilities		21
AC | Financial liabilities at fair value through profit or loss, category | Non-current other liabilities | Level 1
Financial instruments
Carrying amount, Financial liabilities		1,162
AC | Financial liabilities at fair value through profit or loss, category | Non-current other liabilities | Level 2
Financial instruments
Carrying amount, Financial liabilities		649
AC | Financial liabilities at fair value through profit or loss, category | Non-current other liabilities | Level 3
Financial instruments
Carrying amount, Financial liabilities		24,456
AC | Financial liabilities at fair value through profit or loss, category | Non-current security deposits
Financial instruments
Fair value, Financial Assets		€ 3,265
FVTPL
Financial instruments
Carrying amount, Financial Assets	4,641
FVTPL | Investment in equity instrument
Financial instruments
Carrying amount, Financial Assets	4,641
Fair value, Financial Assets	€ 4,641